Notes Payable and Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt Disclosure [Text Block]
Note 8.  Notes Payable and Long-Term Debt

The current and long-term amounts of the notes payable and capital leases as of September 30, 2011 and December 31, 2010 are as follows:

In thousands of dollars
	September 30, 2011	December 31, 2010

Note payable to Imperial Credit Corporation	$-	$196
Note payable - building mortgage	1,500	-
Capital leases	17	36
Subtotal	1,517	232
Less current portion	(1,517)	(216)
Long-term portion	$-	$16

On April 27, 2011, we entered into a Note Secured by a Deed of Trust, Guaranty and a Hazardous Materials Indemnity Agreement (collectively, the “Loan Documents”) for a $1,500,000 loan (the “Loan”) secured by the Company’s headquarters located in Reno, Nevada. Under the terms of the Loan Documents, interest accrues on the outstanding principal balance at the rate of 11% per annum. We are obligated to make interest-only payments on a monthly basis during the term of the Loan and to repay all principal and any outstanding interest on or before May 1, 2012. We were obligated to pay a minimum of five months’ interest. Proceeds of the Loan were used for general working capital requirements. On October 3, 2011, we paid off the balance of the loan.

10.	NOTES PAYABLE

Notes payable consisted of the following at December 31, 2010 and 2009:

In thousands of dollars
	2010	2009

Note payable to BHP Minerals International, Inc.	$-	$600
Note payable to AICCO, Inc.	-	194
Note payable to Imperial Credit Corporation	196	-
Capital Leases	36	53
Subtotal	232	847
Less current portion	(216)	(810)
Long-term portion	$16	$37

On August 8, 2002, we entered into a purchase and sale agreement with BHP Minerals International, Inc. (“BHP”), wherein we purchased the land, building and fixtures in Reno, Nevada where our titanium processing assets are located. In connection with this transaction, BHP also agreed to terminate our obligation to pay royalties associated with the sale or use of the titanium processing technology. In return, we issued to BHP a note in the amount of $3.0 million, at an interest rate of 7%, secured by the property we acquired. Interest did not begin to accrue until August 8, 2005. As a result, we imputed interest and reduced the face amount of the note payable by $567,000, which was then amortized to interest expense from inception of the note through August 8, 2005. Payments were due in February of each year beginning in 2006.  The note and all accrued interest were paid in full in January 2010.